Significant Accounting Policies (Schedule of changes to the cash flow) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventories	$ (25,659)	$ (3,889)
Net cash provided by operating activities	93,385	60,152
INVESTING ACTIVITIES
Expenditures on Lindero construction	(80,782)	(186,800)
Cash used in investing activities	$ (113,649)	(142,361)
Previously stated [member]
Inventories		(1,036)
Net cash provided by operating activities		63,005
INVESTING ACTIVITIES
Expenditures on Lindero construction		(189,653)
Cash used in investing activities		(145,214)
Increase (decrease) due to voluntary changes in accounting policy [member]
Inventories		(2,853)
Net cash provided by operating activities		(2,853)
INVESTING ACTIVITIES
Expenditures on Lindero construction		2,853
Cash used in investing activities		$ 2,853